Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 9,130	$ 8,938
Accrued interest	2,398	2,343
Current income tax receivable	2,325	1,614
Defined benefit asset	9	113
Insurance-related assets, excluding investments	1,601	1,638
Prepaid expenses	1,285	950
Total	$ 16,748	$ 15,596